FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total (3)	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (2) (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
____________________________________

(1)	Excludes prepayments, subrogation recoverable and other assets of $1,215 million.

(2)	Refer to Hedging Activities in Note 4 (a) below.

(3)	Total financial assets include $3,832 million of assets pledged as collateral.

(4)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various tax and duties of $6,913 million.

The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total (4)	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (5)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
____________________________________

(1)	Accounts receivable recognized at fair value relates to the partnership’s mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in Note 4 (a) below.

(4)	Total financial assets include $3,509 million of assets pledged as collateral.

(5)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $4,044 million.

(US$ MILLIONS)	2019	2018
Current
Marketable securities	$734	$265
Restricted cash	172	376
Derivative contracts	176	223
Loans and notes receivable	66	22
Total current	$1,148	$886
Non-current
Marketable securities	$3,435	$1
Restricted cash	201	32
Derivative contracts	62	20
Loans and notes receivable	309	150
Other financial assets (1)	1,088	280
Total non-current	$5,095	$483
____________________________________

(1)	Other financial assets includes secured debentures to homebuilding companies in our business services segment, as well as asset backed securities and preferred shares in our business services segment.

(US$ MILLIONS)	2019	2018
Current, net	$4,808	$4,307
Non-current, net
Accounts receivable	40	37
Retainer on customer contracts	102	103
Billing rights	681	713
Total non-current, net	$823	$853
Total (1)	$5,631	$5,160

____________________________________

(1)	Refer to Note 17 for additional information.
The amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2019	2018	2017
Loss allowance - beginning	$45	$40	$7
Add: increase in allowance	53	22	39
Deduct: bad debt write offs	(23)	(10)	(6)
Foreign currency translation	11	(7)	—
Loss allowance - ending	$86	$45	$40

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total (3)	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (2) (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
____________________________________

(1)	Excludes prepayments, subrogation recoverable and other assets of $1,215 million.

(2)	Refer to Hedging Activities in Note 4 (a) below.

(3)	Total financial assets include $3,832 million of assets pledged as collateral.

(4)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various tax and duties of $6,913 million.

The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total (4)	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (5)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
____________________________________

(1)	Accounts receivable recognized at fair value relates to the partnership’s mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in Note 4 (a) below.

(4)	Total financial assets include $3,509 million of assets pledged as collateral.

(5)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $4,044 million.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2019 and 2018:

	2019			2018
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$255	$—	$—	$266	$—	$—
Corporate and government bonds	—	3,914	—	—	—	—
Accounts receivable	—	—	—	—	67	—
Derivative assets	4	234	—	41	202	—
Other financial assets (1)	401	400	287	—	—	280
	$660	$4,548	$287	$307	$269	$280
Financial liabilities
Derivative liabilities	$18	$489	$—	$13	$296	$13
Other financial liabilities	—	—	36	—	—	37
	$18	$489	$36	$13	$296	$50
____________________________________
(1) Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset backed securities.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2019	Carrying value December 31, 2018	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,914	$—
Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.

Derivative assets	$234	$202
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Other financial assets	$400	$—
Other financial assets represents amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.

Accounts receivable	$—	$67
Accounts receivable represents amounts due from customers for sales of metals concentrate subject to provisional pricing, which was fair valued using forward metal prices and foreign exchange rates applicable for the month of final settlement.

Derivative liabilities	$489	$296
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2019 and 2018:

	2019			2018
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$255	$—	$—	$266	$—	$—
Corporate and government bonds	—	3,914	—	—	—	—
Accounts receivable	—	—	—	—	67	—
Derivative assets	4	234	—	41	202	—
Other financial assets (1)	401	400	287	—	—	280
	$660	$4,548	$287	$307	$269	$280
Financial liabilities
Derivative liabilities	$18	$489	$—	$13	$296	$13
Other financial liabilities	—	—	36	—	—	37
	$18	$489	$36	$13	$296	$50
____________________________________
(1) Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset backed securities.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2019	Carrying value December 31, 2018	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,914	$—
Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.

Derivative assets	$234	$202
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Other financial assets	$400	$—
Other financial assets represents amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.

Accounts receivable	$—	$67
Accounts receivable represents amounts due from customers for sales of metals concentrate subject to provisional pricing, which was fair valued using forward metal prices and foreign exchange rates applicable for the month of final settlement.

Derivative liabilities	$489	$296
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2019	Carrying value December 31, 2018	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$243	238	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$34	32	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$10	10	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Derivative liabilities	$—	13	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
Other financial liabilities	$36	37	Scenario-based expected present value; Multiple analysis	Forecasted EBITDA of acquired entities; 3-year historical EBIT of our financial advisory services business	Increases (decreases) in forecasted EBITDA increase (decrease) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2019 and 2018:

(US$ MILLIONS)	2019	2018
Balance at beginning of year	$280	$257
Fair value change recorded in net income	5	17
Fair value change recorded in other comprehensive income	2	(2)
Additions (1)	—	49
Disposals	—	(41)
Balance at end of period	$287	$280

____________________________________

(1)	In 2018, $49 million of the additions relate to a secured debenture investment in a homebuilding company.

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2019	Carrying value December 31, 2018	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$243	238	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$34	32	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$10	10	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Derivative liabilities	$—	13	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
Other financial liabilities	$36	37	Scenario-based expected present value; Multiple analysis	Forecasted EBITDA of acquired entities; 3-year historical EBIT of our financial advisory services business	Increases (decreases) in forecasted EBITDA increase (decrease) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2019 and 2018:

(US$ MILLIONS)	2019	2018
Balance at beginning of year	$280	$257
Fair value change recorded in net income	5	17
Fair value change recorded in other comprehensive income	2	(2)
Additions (1)	—	49
Disposals	—	(41)
Balance at end of period	$287	$280

____________________________________

(1)	In 2018, $49 million of the additions relate to a secured debenture investment in a homebuilding company.